UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21380
                                                    ----------------------------

           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           -------------

                   Date of fiscal year end: NOVEMBER 30, 2007
                                           ------------------

                   Date of reporting period: FEBRUARY 28, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

To the Shareholders of the Flaherty & Crumrine/Claymore Total Return Fund
("FLC"):

     During the Fund's first fiscal quarter ended February 28, 2007, the Fund performed well in choppy, but ultimately little-changed, fixed-income markets by earning a total return of 2.0% on its net asset value (NAV). These three months saw the Fund continue its recent strong performance.

     Interest rates were unchanged to slightly higher over the quarter, as the Federal Reserve left the federal funds rate unchanged and long-term Treasury rates rose only slightly. Corporate credit spreads also ended the quarter little changed, while the Fund's interest-rate hedge had only a minimal impact. Both the recent quarter and trailing twelve-month periods delivered what the Fund is intended to produce - current income and stability of principal.

     As you can see on the following pages detailing actual holdings in the Fund's portfolio, the Fund invests in a relatively small number of industries, including utilities and insurers, banks and other finance companies. In fact, the Fund has an investment mandate to concentrate at least 25% of its assets in each of the banking and utilities industries. In terms of the industries the Fund's assets are in, its portfolio is no different than the overall preferred securities market. Because of the preferred securities market's overall emphasis in financial services, a portfolio of preferred securities, including the Fund's, can be at risk if the U.S. economy goes into recession.

     One important area of recent concern for the U.S. economy in general, and U.S. credit markets in particular, is subprime mortgage lending, which has experienced increasing default and delinquency rates in recent months. The numbers here are large in an absolute sense, but they are small relative to a $13 trillion U.S. economy and to the mortgage market as a whole. Because of this, while we cannot entirely rule it out, we currently do not believe that problems in subprime mortgages will push the economy into recession.

     The Fund holds no positions in securities issued by mortgage brokers or subprime specialty lenders. Nonetheless, many of the banks and insurance companies in which we have invested do have some exposure to subprime mortgages in their lending or investment portfolios. While we are examining these companies very closely, the lack of detailed disclosure about subprime mortgages makes it impossible for us to make definitive statements about the Fund's potential exposure to the problem. However, given what we now know and can infer about the companies in which we invest, we expect that EARNINGS (which flow to the companies' common shareholders) will be reduced at some of the companies we hold as a result of the problems in subprime lending. However, we currently do not expect that they will suffer losses large enough to cut meaningfully into CAPITAL (which support the debt and preferred securities owned by the Fund). Although we cannot rule out the possibility - despite our best judgment to the contrary - that some of the Fund's investments could be seriously affected, we do not currently see any serious subprime credit problems in the holdings of the Fund.

     The Fund's website at WWW.FCCLAYMORE.COM has more information about Fund performance and a more complete discussion of the state of the economy (in our First Quarter Economic Update) and of subprime mortgages and their potential impact on the economy and the Fund's portfolio (in the "FAQ" section). We encourage you to explore the website for a wide range of additional information about your Fund.

           Sincerely,

           /S/ DONALD F. CRUMRINE                         /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                             Robert M. Ettinger
           Chairman of the Board                          President


April 20, 2007

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                     -----------------------------------------------------------


FUND STATISTICS ON 02/28/07
---------------------------
Net Asset Value               $      23.37

Market Price                  $      21.62

Discount                              7.49%

Yield on Market Price                 7.08%

Common Stock Shares
Outstanding                      9,776,333

MOODY'S RATINGS             % OF PORTFOLIO
------------------------------------------
AAA                            0.0%

AA                             1.8%

A                             23.7%

BBB                           52.9%

BB                            13.3%

Not Rated                      5.7%
------------------------------------
Below Investment Grade*       16.2%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
S&P.


INDUSTRY CATEGORIES                    % OF PORTFOLIO
-----------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS

Energy              6%
Other               5%
Banks              35%
Utilities          27%
Insurance          17%
Financial Services  4%
REITs               6%


TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
------------------------------------------------------
Capital One Financial                         5.2%

Banco Santander                               4.3%

Dominion Resources                            3.7%

Entergy Louisiana                             3.6%

Liberty Mutual Group                          3.5%

Wachovia Corp                                 3.4%

Midamerican Energy                            3.1%

Nexen, Inc                                    2.6%

Interstate Power & Light                      2.2%

UnumProvident Corp                            2.1%



                                                                                                     % OF PORTFOLIO**
-----------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                              27%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                          16%
-----------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND
   DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
PREFERRED SECURITIES -- 79.0%
               BANKING -- 35.1%
--------------------------------------------------------------------------------------------------------------------------
$   5,750,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............  $      6,616,317
               Auction Pass-Through Trust, Cl. B:
           15    Series 2006-5, Variable Rate Pfd., 144A****....................................           492,000*
           15    Series 2006-6, Variable Rate Pfd., 144A****....................................           492,000*
       10,900  BAC Capital Trust II, 7.00% Pfd. 02/01/32........................................           274,884(2)
       17,000  BAC Capital Trust XII, 6.875% Pfd. 08/02/55......................................           441,320
               Banco Santander:
      235,920    6.80% Pfd., 144A****...........................................................         6,056,065**(1)
      360,000    6.50% Pfd., 144A****...........................................................         9,180,000**(1)
       50,900  Bank One Capital Trust VI, 7.20% Pfd.............................................         1,288,405
$   2,600,000  Barclays Bank PLC, 6.278% Pfd....................................................         2,616,120**(1)
       68,750  Capital One Capital II, 7.50% Pfd. 06/15/66......................................         1,824,026
$   5,000,000  Capital One Capital III, 7.686% Pfd..............................................         5,660,750
       20,000  Citigroup Capital VIII, 6.95% Pfd. 09/15/31......................................           508,750
       40,000  Citizens Funding Trust I, 7.50% Pfd. 09/15/66....................................         1,042,500
       40,000  Cobank, ACB, 7.00% Pfd., 144A****................................................         2,115,280*
       20,000  Colonial Capital Trust IV, 7.875% Pfd............................................           514,800
       11,000  Comerica (Imperial) Capital Trust I, 7.60% Pfd. 07/01/50.........................           279,124
        7,000  FBOP Corporation, Adj. Rate Pfd., 144A****.......................................         7,262,500*
$     400,000  First Empire Capital Trust I, 8.234% 02/01/27 Capital Security...................           416,935
$   1,900,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B.............         1,990,254(1)
               First Republic Bank:
      160,000    6.25% Pfd......................................................................         4,145,008*
       23,898    7.25% Pfd......................................................................           610,893
        1,500  First Republic Preferred Capital Corporation, 10.50% Pfd., 144A****..............         1,661,910
            2  FT Real Estate Securities Company, 9.50% Pfd., 144A****..........................         2,730,544
$   7,100,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security......................         7,460,630
               HBOS Capital Funding LP:
$   2,000,000    6.85% Pfd......................................................................         2,025,800(1)
$   3,750,000    6.413% Pfd., 144A****..........................................................         3,899,314**(1)
$   3,000,000  Haven Capital Trust I, 10.46% 02/01/27 Capital Security..........................         3,164,400
$     855,000  HSBC Capital Trust II, 8.38% 05/15/27 Capital Security, 144A****.................           894,357(1)
               ING Groep NV:
       36,000    7.05% Pfd......................................................................           909,000**(1)(2)
       20,500    7.20% Pfd......................................................................           521,469**(1)
$   2,550,000  JPMorgan Capital Trust I, 7.54% 01/15/27 Capital Security........................         2,644,557
       42,000  Keycorp Capital IX, 6.75% Pfd. 12/15/66..........................................         1,088,065
$   1,000,000  Lloyds TSB Group PLC, 6.267% Pfd., 144A****......................................         1,010,059**(1)
           10  Marshall & Ilsley Investment II, 8.875% Pfd., 144A****...........................         1,023,241

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
       18,570  National City Capital Trust II, 6.625% Pfd. 11/15/36.............................  $        470,634
$   2,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security......................         2,606,778
$     810,000  North Fork Capital Trust II, 8.00% 12/15/27 Capital Security.....................           854,032
      141,059  PFGI Capital Corporation, 7.75% Pfd..............................................         3,670,355
$   1,500,000  RBS Capital Trust B, 6.80% Pfd...................................................         1,545,000**(1)
               Roslyn Real Estate:
           25    8.95% Pfd., Series C, 144A****.................................................         2,760,390
           10    Adj. Rate Pfd., Series D, 144A****.............................................         1,009,375
$     500,000  Sovereign Capital Trust VI, 7.908% 06/13/36 Capital Security.....................           570,234
       33,100  Sovereign Bancorp, 7.30% Pfd., Series C..........................................           921,630*
      191,525  Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................         5,111,323
$   5,050,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security....................         5,247,561
       14,320  USB Capital X, 6.50% Pfd. 04/12/66...............................................           365,053
        3,180  USB Capital XI, 6.60% Pfd. 09/15/66..............................................            81,440
$   5,000,000  Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A****..............         5,192,525
$     670,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A****.............           699,193
      217,200  Wachovia Preferred Funding, 7.25% Pfd., Series A.................................         6,101,973
$   4,000,000  Webster Capital Trust I, 9.36% 01/29/27 Capital Security, 144A****...............         4,194,000
       43,200  Wells Fargo Capital Trust IV, 7.00% Pfd. 09/01/31................................         1,084,052
------------------------------------------------------------------------------------------------------------------
                                                                                                       125,346,825
                                                                                                  ----------------
               FINANCIAL SERVICES -- 2.8%
--------------------------------------------------------------------------------------------------------------------------
       36,000  CABCO Trust for Goldman Sachs, Variable Rate Pfd.................................           860,627
        1,500  Goldman Sachs Group, Inc., STRIPES Custodial Receipts, Pvt.......................         1,731,000*
$   3,000,000  Gulf Stream-Compass 2005 Composite Notes, 144A****...............................         3,009,960
        4,500  Merrill Lynch Capital Trust III, 7.00% Pfd.......................................           115,453
        3,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................         3,369,000*
       17,200  Morgan Stanley Capital Trust II, 7.25% Pfd.......................................           436,988
        4,100  Morgan Stanley Capital Trust V, 5.75% Pfd........................................            98,400
        9,200  Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................           234,715
------------------------------------------------------------------------------------------------------------------
                                                                                                         9,856,143
                                                                                                  ----------------
               INSURANCE -- 12.1%
--------------------------------------------------------------------------------------------------------------------------
       15,000  AAG Holding Company, Inc., 7.25% Pfd.............................................           381,300
      177,380  ACE Ltd., 7.80% Pfd., Series C...................................................         4,569,752**(1)
$   6,420,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security............................         7,560,372
               Arch Capital Group Ltd.:
       28,650    7.875% Pfd., Series B..........................................................           750,272**(1)
        7,100    8.00% Pfd......................................................................           188,594**(1)

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
$     500,000  AXA SA, 6.463% Pfd., 144A****....................................................  $        497,754**(1)
               Axis Capital Holdings:
       96,150    7.25% Pfd., Series A...........................................................         2,508,919**(1)
       35,100    7.50% Pfd., Series B...........................................................         3,733,938(1)
       70,400  Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45...............................         1,790,800
       48,800  Endurance Specialty Holdings, 7.75% Pfd..........................................         1,290,150**(1)
      166,700  Everest Re Capital Trust II, 6.20% Pfd., Series B................................         4,021,638(1)
$   4,500,000  Liberty Mutual Group, 7.80% Pfd., 144A****.......................................         4,491,045
$   1,250,000  Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........         1,303,294(1)
      128,350  Renaissancere Holdings Ltd., 6.08% Pfd., Series C................................         3,098,369**(1)
      109,000  Scottish Re Group Ltd., 7.25% Pfd................................................         2,236,680**(1)
$   1,906,000  Sun Life Canada Capital Trust, 8.526% Capital Security, 144A****.................         1,995,144(1)
       31,600  Torchmark Capital Trust III, 7.10% Pfd...........................................           840,364
$   1,215,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A****........................         1,537,826
       10,067  XL Capital Ltd., 7.625% Pfd., Series B...........................................           258,911**(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                        43,055,122
                                                                                                  ----------------
               UTILITIES -- 20.3%
--------------------------------------------------------------------------------------------------------------------------
$     362,000  AGL Capital Trust, 8.17% 06/01/37 Capital Security...............................           377,838
       45,700  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993........................         4,791,362*
      230,000  Calenergy Capital Trust III, 6.50% Pfd. 09/01/27.................................        11,126,250
$     500,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B....................           520,800
$   2,375,000  COMED Financing III, 6.35% 03/15/33 Capital Security.............................         2,200,913
$   4,500,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security.............         4,784,040
$   6,750,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security............         8,451,614
       50,000  Dominion CNG Capital Trust I, 7.80% Pfd..........................................         1,262,500
      145,000  Entergy Arkansas, Inc., 6.45% Pfd................................................         3,775,800*
       50,000  Entergy Louisiana, Inc., 6.95% Pfd...............................................         5,149,500*
      103,500  FPC Capital I, 7.10% Pfd., Series A..............................................         2,590,740
      129,400  FPL Group Capital, Inc., 6.60% Pfd. 10/01/66, Series A...........................         3,348,225
       48,700  Georgia Power Capital Trust  V, 7.125% Pfd. 03/31/42.............................         1,238,806
       30,445  Indianapolis Power & Light Company, 5.65% Pfd....................................         2,919,676*
               Interstate Power & Light Company:
       90,000    7.10% Pfd., Series C...........................................................         2,489,067*
       38,600    8.375% Pfd., Series B..........................................................         1,223,138*
$   5,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security....................         4,640,000
$   1,800,000  Puget Sound Energy Capital Trust, 8.231% 06/01/27 Capital Security, Series B.....         1,880,100
       22,500  Southern California Edison, 6.00% Pfd............................................         2,318,906*
      130,550  Southern Union Company, 7.55% Pfd................................................         3,399,522*

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
       10,000  Southwest Gas Capital II, 7.70% Pfd..............................................  $        262,188
        5,000  Union Electric Company, $7.64 Pfd................................................           517,600*
        5,000  Virginia Electric & Power Company, $6.98 Pfd.....................................           516,407*
       30,000  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42...............................           763,575
       85,137  Wisconsin Power & Light Company, 6.50% Pfd.......................................         2,064,572*
------------------------------------------------------------------------------------------------------------------
                                                                                                        72,613,139
                                                                                                  ----------------
               OIL AND GAS -- 1.4%
--------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Enterprise Products Partners, 8.375% Pfd.........................................         2,231,220
        2,750  EOG Resources, Inc., 7.195% Pfd., Series B.......................................         2,948,358*
------------------------------------------------------------------------------------------------------------------
                                                                                                         5,179,578
                                                                                                  ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 5.5%
--------------------------------------------------------------------------------------------------------------------------
       24,500  BRE Properties, Inc., 8.08% Pfd., Series B.......................................           627,048
       20,000  Equity Office Property Trust, 7.75% Pfd., Series G...............................           501,876
       85,000  Equity Residential Properties, 8.29% Pfd., Series K..............................         5,137,400
               PS Business Parks, Inc.:
      124,620    7.20% Pfd., Series M...........................................................         3,197,288
       23,538    7.375% Pfd., Series O..........................................................           613,459
       44,500    7.60% Pfd., Series L...........................................................         1,168,125
       45,000    7.95% Pfd., Series K...........................................................         1,202,346
               Public Storage, Inc.:
       32,850    6.45% Pfd., Series F...........................................................           817,144
       45,100    6.625% Pfd., Series M..........................................................         1,121,863
       30,000    6.85% Pfd., Series Y...........................................................           762,000
      120,000    7.25% Pfd., Series K...........................................................         3,138,756
       60,000  Realty Income Corp., 6.75% Pfd., Series E........................................         1,509,378
------------------------------------------------------------------------------------------------------------------
                                                                                                        19,796,683
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 1.8%
--------------------------------------------------------------------------------------------------------------------------
        1,395  Centaur Funding Corporation, 9.08% Pfd. 04/21/20 144A****........................         1,637,817
       40,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................         3,600,000*
$   1,000,000  TCI Comm Financing III, 9.65% 03/31/27 Capital Security..........................         1,050,247
------------------------------------------------------------------------------------------------------------------
                                                                                                         6,288,064
                                                                                                  ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $272,106,370)............................................................       282,135,554
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
CORPORATE DEBT SECURITIES -- 20.9%
               FINANCIAL SERVICES -- 1.3%
--------------------------------------------------------------------------------------------------------------------------
$   4,824,312  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A****..............  $      4,439,332
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,439,332
                                                                                                  ----------------
               INSURANCE -- 5.2%
--------------------------------------------------------------------------------------------------------------------------
       20,000  American Financial Group, Inc., 7.125% 02/03/34, Senior Note.....................           509,600
$   2,000,000  Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................         2,120,158
$   7,577,000  Liberty Mutual Insurance, 7.697% 10/15/97, 144A****..............................         8,160,474
$   7,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes..........................         7,625,877
------------------------------------------------------------------------------------------------------------------
                                                                                                        18,416,109
                                                                                                  ----------------
               UTILITIES -- 7.0%
--------------------------------------------------------------------------------------------------------------------------
       27,200  Corp-Backed Trust Certificates, 7.875% 02/15/32, Series Duke Capital.............           694,451
$   1,000,000  Duke Capital Corporation, 8.00% 10/01/19, Senior Notes...........................         1,152,800
$   4,500,000  Duquesne Light Holdings, 6.25% 08/15/35..........................................         4,129,070
$   7,562,000  Entergy Louisiana LLC, 6.30%, 09/01/35...........................................         7,572,549
        5,000  Entergy Mississippi, Inc., 7.25%, 1st Mortgage...................................           126,407
$   4,000,000  Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes...................         4,129,200
       62,000  PPL Energy Supply LLC, 7.00% 07/15/46............................................         1,629,441
$   1,220,000  Southern Union Company, 7.60% 02/01/24, Senior Notes.............................         1,315,018
$   4,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95................................         4,386,608
------------------------------------------------------------------------------------------------------------------
                                                                                                        25,135,544
                                                                                                  ----------------
               OIL AND GAS -- 4.4%
--------------------------------------------------------------------------------------------------------------------------
$   2,500,000  KN Energy, Inc., 7.45% 03/01/98..................................................         2,451,965
      356,200  Nexen, Inc., 7.35% Subordinated Notes............................................         9,161,037(1)
$   4,000,000  Noble Energy Inc, 7.25%, 08/01/97................................................         4,192,992
------------------------------------------------------------------------------------------------------------------
                                                                                                        15,805,994
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 3.0%
--------------------------------------------------------------------------------------------------------------------------
       30,000  AT&T Inc, 6.375% 02/15/56........................................................           748,125
       20,000  Corp-Backed Trust Certificates, 7.00% 11/15/28, Series FON.......................           505,000
       19,625  Ford Motor Company, 7.50% 06/10/43, Senior Notes.................................           380,970
$   6,265,000  General Motors Corporation, 8.80% 03/01/21.......................................         6,051,364
               Pulte Homes, Inc.:
       25,844    7.375% 06/01/46................................................................           664,677(3)
$   2,160,000    7.875% 06/15/32, Senior Notes..................................................         2,473,593
------------------------------------------------------------------------------------------------------------------
                                                                                                        10,823,729
                                                                                                  ----------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $73,905,640).............................................................        74,620,708
                                                                                                  ----------------

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
                     -----------------------------------------------------------


SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
COMMON STOCK -- 0.1%
               BANKING -- 0.1%
--------------------------------------------------------------------------------------------------------------------------
       20,000  New York Community Bancorp, Inc..................................................  $        334,800*
------------------------------------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
                 (Cost $328,544)................................................................           334,800
                                                                                                  ----------------
OPTION CONTRACTS -- 0.1%
        2,360  June Put Options on June U.S Treasury Bond Futures, Expiring 05/25/07............           229,469+
------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,002,073)..............................................................           229,469
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                       ---------------
MONEY MARKET FUND -- 0.1%
      353,336  BlackRock Provident Institutional, TempFund......................................  $        353,336
------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $353,336)................................................................           353,336
                                                                                                  ----------------
SECURITIES LENDING COLLATERAL -- 0.2%
               BANKING -- 0.2%
--------------------------------------------------------------------------------------------------------------------------
      697,788  Institutional Money Market Trust.................................................           697,788
------------------------------------------------------------------------------------------------------------------
                                                                                                           697,788
                                                                                                  ----------------
               TOTAL SECURITIES LENDING COLLATERAL
                 (Cost $697,788)................................................................           697,788
                                                                                                  ----------------

 TOTAL INVESTMENTS (Cost $348,393,751***)..........................................      100.4%        358,371,655
 OTHER ASSETS AND LIABILITIES (Net)................................................       (0.4)%        (1,379,009)
                                                                                      ---------   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK....................      100.0%++ $    356,992,646
                                                                                      ---------   ----------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE.........................................      (128,500,000)
                                                                                                  ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK.....................................................  $    228,492,646
                                                                                                  ================

-----------------------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)  Foreign Issuer.
(2) All or a portion of this security has been pledged as collateral for written option positions.
(3)  Security on loan.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

         ABBREVIATIONS:
PFD.   -- Preferred Securities
PVT.   -- Private Placement Securities

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH FEBRUARY 28, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                                         VALUE
                                                                                                        --------
OPERATIONS:
     Net investment income ....................................................................     $      5,229,615
     Net realized gain/(loss) on investments sold during the period............................            1,802,953
     Change in net unrealized appreciation/depreciation of investments held
         during the period ....................................................................             (825,093)
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions..........           (1,653,203)
                                                                                                    ----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................            4,554,272

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders (2)................           (3,739,447)
                                                                                                    ----------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .........................................           (3,739,447)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
         and Cash Purchase Plan ...............................................................                   --
                                                                                                    ----------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
        FROM FUND SHARE TRANSACTIONS ..........................................................                   --

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
                                                                                                    ----------------
         FOR THE PERIOD............................................................................ $        814,825
                                                                                                    ================


-------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period.......................................................................     $    227,677,821
     Net increase in net assets during the period..............................................              814,825
                                                                                                    ----------------
     End of period ............................................................................     $    228,492,646
                                                                                                    ================

--------------------------------------------------------
(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
(2)  May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH FEBRUARY 28, 2007 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period .........................................................    $       23.29
                                                                                                       -------------
INVESTMENT OPERATIONS:
     Net investment income.........................................................................             0.53
     Net realized and unrealized gain/(loss) on investments .......................................             0.10

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income....................................................................            (0.17)
     From net realized capital gains...............................................................               --
                                                                                                       -------------
     Total from investment operations..............................................................             0.46
                                                                                                       -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income....................................................................            (0.38)
     From net realized capital gains...............................................................               --
                                                                                                       -------------
     Total distributions to Common Stock Shareholders..............................................            (0.38)
                                                                                                       -------------
     Net asset value, end of period................................................................    $       23.37
                                                                                                       =============
     Market value, end of period...................................................................    $       21.62
                                                                                                       =============
     Common shares outstanding, end of period......................................................        9,776,333
                                                                                                       =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income+........................................................................             6.34%**
     Operating expenses............................................................................             1.50%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ......................................................................               12%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ...........    $     356,993
     Ratio of operating expenses to total average net assets available to
        Common and Preferred Stock ................................................................             0.96%**

(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
*    Auction Market Preferred Stock.
**   Annualized.
***  Not annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
++   Information presented under heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                                                          TOTAL                                         DIVIDEND
                                                        DIVIDENDS       NET ASSET        NYSE         REINVESTMENT
                                                          PAID            VALUE      CLOSING PRICE      PRICE(1)
                                                       ----------       ---------   ----------------  -------------
December 31, 2006...............................         $0.1275         $22.99          $21.48           $21.68
January 31, 2007................................          0.1275          23.01           21.70            21.78
February 28, 2007...............................          0.1275          23.37           21.62            21.84

--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
----------------------------------------

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At February 28, 2007 the aggregate cost of securities for federal income tax purposes was $350,372,591, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $11,693,941 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,694,876.

                      [This page intentionally left blank]

DIRECTORS
   Donald F. Crumrine, CFA
     Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick,  CFA
      Chief Financial  Officer,
      Vice President and Treasurer
   Chad  C.  Conwell
      Chief  Compliance  Officer,
      Vice  President  and  Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Nicholas Dalmaso
      Vice President and Assistant Secretary
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS  CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE/CLAYMORE  TOTAL RETURN FUND?
o    If your shares are held in a Brokerage
     Account, contact your Broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent --

                            PFPC Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                               [GRAPHIC OMITTED]
                                 LIGHTHOUSE ART


                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                               TOTAL RETURN FUND


                                    QUARTERLY
                                     REPORT
                                FEBRUARY 28, 2007

                               www.fcclaymore.com

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date   APRIL 23, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date   APRIL 23, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                        R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice President
                        (principal financial officer)

Date   APRIL 23, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.